COLI VUL-4 Series Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of COLI VUL-4 Series Account and Those Charged with Governance of COLI VUL-4 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise COLI VUL-4 Series Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of their operations for the year ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 16, 2024

Appendix A

The subaccounts that comprise COLI VUL-4 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2023	Not applicable	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2023	Not applicable	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Core Equity VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Cap Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Government Money Market Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderate Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco Global Real Estate Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2023	Not applicable	For each of the years in the two-year period then ended December 31, 2023

PIMCO Total Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Large Cap Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Royce Capital Fund Micro Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Alger Small Cap Growth Portfolio, Class I-2		American Funds IS Global Small Capitalization Fund, Class 2		American Funds IS Growth Fund, Class 2	American Funds IS International Fund, Class 2	BNY Mellon Stock Index Fund, Initial Shares	DWS Core Equity VIP, Class A	DWS Small Cap Index VIP, Class A
ASSETS:
Investments at fair value (1)	$3		$1		$77,691	$28,403	$196,003	$48,161	$62,795
Total assets	3		1		77,691	28,403	196,003	48,161	62,795

LIABILITIES:
Payable to the Company	-		-		-	-	15	-	-
Total liabilities	-		-		-	-	15	-	-

NET ASSETS	$3		$1		$77,691	$28,403	$195,988	$48,161	$62,795

Fair value per share (NAV)	$16.53		$17.50		$98.20	$17.41	$69.08	$12.24	$13.63
Shares outstanding in the Separate Account	0	*	0	*	791	1,631	2,837	3,935	4,607

(1) Investments in mutual fund shares, at cost	$5		$1		$63,976	$31,060	$145,161	$43,676	$69,612

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Fidelity VIP Contrafund Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$7,869	$10,787	$273	$72,982	$37,706	$14,604	$23,719
Total assets	7,869	10,787	273	72,982	37,706	14,604	23,719

LIABILITIES:
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$7,869	$10,787	$273	$72,982	$37,706	$14,604	$23,719

Fair value per share (NAV)	$5.43	$12.75	$1.00	$6.28	$6.75	$7.90	$46.83
Shares outstanding in the Separate Account	1,449	846	273	11,621	5,586	1,849	506

(1) Investments in mutual fund shares, at cost	$8,856	$12,254	$273	$81,623	$42,507	$15,855	$18,504

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Fidelity VIP Mid Cap Portfolio, Service Class 2	Invesco Global Real Estate Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	PIMCO Low Duration Portfolio, Admin Class		PIMCO Total Return Portfolio, Admin Class	Putnam VT Large Cap Value Fund, Class IA
ASSETS:
Investments at fair value (1)	$35,864	$12,540	$19,055	$13,498	$2		$50,239	$84,181
Total assets	35,864	12,540	19,055	13,498	2		50,239	84,181

LIABILITIES:
Payable to the Company	-	-	-	-	-		-	-
Total liabilities	-	-	-	-	-		-	-

NET ASSETS	$35,864	$12,541	$19,055	$13,498	$2		$50,239	$84,181

Fair value per share (NAV)	$34.69	$13.98	$10.05	$42.07	$9.60		$9.18	$29.24
Shares outstanding in the Separate Account	1,034	897	1,896	321	0	*	5,473	2,879

(1) Investments in mutual fund shares, at cost	$34,991	$14,266	$22,304	$10,362	$2		$58,854	$64,328

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

SUBACCOUNTS

Royce Capital Fund Micro Cap Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$5
Total assets	5

LIABILITIES:
Payable to the Company	-
Total liabilities	-

NET ASSETS	$5

Fair value per share (NAV)	$8.88
Shares outstanding in the Separate Account	1

(1) Investments in mutual fund shares, at cost	$5

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	American Funds IS Growth Fund, Class 2	American Funds IS International Fund, Class 2	BNY Mellon Stock Index Fund, Initial Shares	DWS Core Equity VIP, Class A	DWS Small Cap Index VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$246	$356	$2,506	$396	$632	$253	$212

TOTAL INVESTMENT INCOME	246	356	2,506	396	632	253	212

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	127	(46)	874	3	(159)	(987)	(20)
Capital gain distributions	3,776	-	6,228	2,412	1,354	224	-

Net realized gain (loss) on investments	3,903	(46)	7,102	2,415	1,195	(763)	(20)

Change in net unrealized appreciation (depreciation) on investments	17,562	3,600	30,604	7,050	7,217	1,931	325

Net realized and unrealized gain (loss) on investments	21,465	3,554	37,706	9,465	8,412	1,168	305

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,711	$3,910	$40,212	$9,861	$9,044	$1,421	$517

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Empower Government Money Market Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Invesco Global Real Estate Fund, Series I
INVESTMENT INCOME:
Dividend income	$12	$2,449	$795	$449	$56	$131	$175

TOTAL INVESTMENT INCOME	12	2,449	795	449	56	131	175

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	(106)	(143)	(295)	55	(1)	(35)
Capital gain distributions	-	946	1,157	313	782	971	-

Net realized gain (loss) on investments	-	840	1,014	18	837	970	(35)

Change in net unrealized appreciation (depreciation) on investments	-	4,518	2,615	915	5,044	3,543	902

Net realized and unrealized gain (loss) on investments	-	5,358	3,629	933	5,881	4,513	867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12	$7,807	$4,424	$1,382	$5,937	$4,644	$1,042

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	PIMCO Total Return Portfolio, Admin Class	Putnam VT Large Cap Value Fund, Class IA	Royce Capital Fund Micro Cap Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$792	$199	$1,705	$1,646	$-

TOTAL INVESTMENT INCOME	792	199	1,705	1,646	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(44)	34	(162)	352	-
Capital gain distributions	-	-	-	4,147	-

Net realized gain (loss) on investments	(44)	34	(162)	4,499	-

Change in net unrealized appreciation (depreciation) on investments	249	1,100	1,247	5,392	1

Net realized and unrealized gain (loss) on investments	205	1,134	1,085	9,891	1

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$997	$1,333	$2,790	$11,537	$1

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS International Fund, Class 2	BNY Mellon Stock Index Fund, Initial Shares	DWS Core Equity VIP, Class A	DWS Small Cap Index VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$246	$356	$2,506	$396	$632
Net realized gain (loss) on investments	-	-	3,903	(46)	7,102	2,415	1,195
Change in net unrealized appreciation (depreciation) on investments	-	-	17,562	3,600	30,604	7,050	7,217

Net increase (decrease) in net assets resulting from operations	-	-	21,711	3,910	40,212	9,861	9,044

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	4,007	-	-
Policy maintenance charges	-	-	(767)	(307)	(3,089)	(518)	(658)
Net transfers (to) from the Company and/or Subaccounts	1	1	-	-	(14)	-	1

Increase (decrease) in net assets resulting from Policy transactions	1	1	(767)	(307)	904	(518)	(657)

Total increase (decrease) in net assets	1	1	20,944	3,603	41,116	9,343	8,387

NET ASSETS:
Beginning of period	2	-	56,747	24,800	154,872	38,818	54,408

End of period	$3	$1	$77,691	$28,403	$195,988	$48,161	$62,795

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Fidelity VIP Contrafund Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$253	$212	$12	$2,449	$795	$449	$56
Net realized gain (loss) on investments	(763)	(20)	-	840	1,014	18	837
Change in net unrealized appreciation (depreciation) on investments	1,931	325	-	4,518	2,615	915	5,044

Net increase (decrease) in net assets resulting from operations	1,421	517	12	7,807	4,424	1,382	5,937

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	2,316	1,062	-
Policy maintenance charges	(4,432)	(119)	(26)	(615)	(658)	(2,899)	(252)
Net transfers (to) from the Company and/or Subaccounts	(1)	-	-	1	-	(1)	1

Increase (decrease) in net assets resulting from Policy transactions	(4,433)	(119)	(26)	(614)	1,658	(1,838)	(251)

Total increase (decrease) in net assets	(3,012)	398	(14)	7,193	6,082	(456)	5,685

NET ASSETS:
Beginning of period	10,881	10,389	287	65,789	31,624	15,060	18,034

End of period	$7,869	$10,787	$273	$72,982	$37,706	$14,604	$23,719

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Fidelity VIP Mid Cap Portfolio, Service Class 2	Invesco Global Real Estate Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	PIMCO Low Duration Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Putnam VT Large Cap Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$131	$175	$792	$199	$-	$1,705	$1,646
Net realized gain (loss) on investments	970	(35)	(44)	34	-	(162)	4,499
Change in net unrealized appreciation (depreciation) on investments	3,543	902	249	1,100	-	1,247	5,392

Net increase (decrease) in net assets resulting from operations	4,644	1,042	997	1,333	-	2,790	11,537

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	-	1,603	2,404
Policy maintenance charges	(398)	(133)	(221)	(157)	-	(736)	(1,470)
Net transfers (to) from the Company and/or Subaccounts	1	1	(1)	-	-	-	1

Increase (decrease) in net assets resulting from Policy transactions	(397)	(132)	(222)	(157)	-	867	935

Total increase (decrease) in net assets	4,246	910	775	1,176	1	3,657	12,472

NET ASSETS:
Beginning of period	31,618	11,631	18,280	12,322	1	46,582	71,709

End of period	$35,864	$12,541	$19,055	$13,498	$2	$50,239	$84,181

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS

Royce Capital Fund Micro Cap Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation (depreciation) on investments	1

Net increase (decrease) in net assets resulting from operations	1

POLICY TRANSACTIONS:
Policy owners' net payments	-
Policy maintenance charges	-
Net transfers (to) from the Company and/or Subaccounts	-

Increase (decrease) in net assets resulting from Policy transactions	-

Total increase (decrease) in net assets	1

NET ASSETS:
Beginning of period	4

End of period	$5

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS International Fund, Class 2	BNY Mellon Stock Index Fund, Initial Shares	DWS Core Equity VIP, Class A	DWS Small Cap Index VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$207	$458	$2,203	$325	$531
Net realized gain (loss) on investments	1	-	9,367	3,585	14,583	5,754	9,891
Change in net unrealized appreciation (depreciation) on investments	(2)	(1)	(34,023)	(10,611)	(51,024)	(13,282)	(24,697)

Net increase (decrease) in net assets resulting from operations	(1)	(1)	(24,448)	(6,569)	(34,238)	(7,203)	(14,275)

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	4,007	-	-
Policy maintenance charges	-	-	(698)	(287)	(2,886)	(472)	(644)
Net transfers (to) from the Company and/or Subaccounts	-	1	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	-	1	(698)	(287)	1,121	(472)	(644)

Total increase (decrease) in net assets	(1)	-	(25,147)	(6,855)	(33,117)	(7,674)	(14,919)

NET ASSETS:
Beginning of period	3	-	81,893	31,655	187,989	46,493	69,327

End of period	$2	$-	$56,747	$24,800	$154,872	$38,818	$54,408

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Fidelity VIP Contrafund Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$195	$127	$4	$1,512	$505	$276	$53
Net realized gain (loss) on investments	887	(5)	-	4,346	2,302	694	1,033
Change in net unrealized appreciation (depreciation) on investments	(3,583)	(1,782)	-	(14,914)	(7,357)	(2,953)	(7,644)

Net increase (decrease) in net assets resulting from operations	(2,501)	(1,660)	4	(9,056)	(4,549)	(1,982)	(6,558)

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	2,316	1,158	-
Policy maintenance charges	(4,002)	(120)	(24)	(597)	(638)	(2,871)	(227)
Net transfers (to) from the Company and/or Subaccounts	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(4,002)	(120)	(24)	(597)	1,678	(1,713)	(227)

Total increase (decrease) in net assets	(6,503)	(1,781)	(21)	(9,653)	(2,871)	(3,695)	(6,784)

NET ASSETS:
Beginning of period	17,383	12,170	307	75,442	34,495	18,755	24,818

End of period	$10,881	$10,389	$287	$65,789	$31,624	$15,060	$18,034

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Mid Cap Portfolio, Service Class 2	Invesco Global Real Estate Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	PIMCO Low Duration Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Putnam VT Large Cap Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$89	$380	$479	$217	$-	$1,268	$1,156
Net realized gain (loss) on investments	2,238	(17)	336	24	2	(106)	6,123
Change in net unrealized appreciation (depreciation) on investments	(7,952)	(4,256)	(3,732)	(1,416)	-	(8,826)	(9,187)

Net increase (decrease) in net assets resulting from operations	(5,625)	(3,893)	(2,916)	(1,176)	2	(7,664)	(1,909)

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	-	1,603	2,404
Policy maintenance charges	(374)	(142)	(223)	(142)	-	(737)	(1,365)
Net transfers (to) from the Company and/or Subaccounts	-	-	-	-	(1)	-	-

Increase (decrease) in net assets resulting from Policy transactions	(374)	(142)	(223)	(142)	(1)	866	1,039

Total increase (decrease) in net assets	(5,999)	(4,035)	(3,139)	(1,318)	1	(6,798)	(869)

NET ASSETS:
Beginning of period	37,617	15,667	21,419	13,639	-	53,380	72,578

End of period	$31,618	$11,631	$18,280	$12,322	$1	$46,582	$71,709

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS

Royce Capital Fund Micro Cap Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-
Net realized gain (loss) on investments	1
Change in net unrealized appreciation (depreciation) on investments	(1)

Net increase (decrease) in net assets resulting from operations	-

POLICY TRANSACTIONS:
Policy owners' net payments	-
Policy maintenance charges	-
Net transfers (to) from the Company and/or Subaccounts	-

Increase (decrease) in net assets resulting from Policy transactions	-

Total increase (decrease) in net assets	-

NET ASSETS:
Beginning of period	4

End of period	$4

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-4 SERIES ACCOUNT
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The COLI VUL-4 Series Account (the Separate Account), a variable life separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy holders based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

If available under their Policy for Investment, Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the product in the Separate Account, but holders of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Individual Retirement Bonus Product

For the years ended December 31, 2023 and 2022, the Separate Account was invested in up to 34 Subaccounts, as follows:

Alger Small Cap Growth Portfolio, Class I-2
American Century Investments VP Value Fund, Class I
American Funds IS Global Small Capitalization Fund, Class 2
American Funds IS Growth Fund, Class 2
American Funds IS International Fund, Class 2
BNY Mellon Stock Index Fund, Initial Shares
DWS Core Equity VIP, Class A
DWS Small Cap Index VIP, Class A
Empower Aggressive Profile Fund, Investor Class(a)
Empower Bond Index Fund, Investor Class(a)
Empower Conservative Profile Fund, Investor Class(a)
Empower Core Bond Fund, Investor Class(a)
Empower Government Money Market Fund, Investor Class(a)
Empower International Index Fund, Investor Class(a)
Empower International Value Fund, Investor Class(a)

Empower Large Cap Value Fund, Investor II Class(a)
Empower Moderate Profile Fund, Investor Class(a)
Empower Moderately Aggressive Profile Fund, Investor Class(a)
Empower Moderately Conservative Profile Fund, Investor Class(a)
Empower Real Estate Index Fund, Investor Class(a)
Empower S&P Mid Cap 400 Index Fund, Investor Class(a)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class(a)
Fidelity VIP Contrafund Portfolio, Service Class 2
Fidelity VIP Mid Cap Portfolio, Service Class 2
Invesco Global Real Estate Fund, Series I
Invesco V.I. Main Street Mid Cap Fund
Janus Aspen Series Janus Henderson Flexible Bond Portfolio
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
PIMCO High Yield Portfolio, Admin Class
PIMCO Low Duration Portfolio, Admin Class
PIMCO Total Return Portfolio, Admin Class
Putnam VT Large Cap Value Fund, Class IA
Royce Capital Fund Micro Cap Portfolio, Service Class
VanEck VIP Global Resources Fund, Class I

(a) See Subaccount Changes table below

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund	Empower Aggressive Profile Fund	August 1, 2022
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great-West Core Bond Fund	Empower Core Bond Fund	August 1, 2022
Great-West Government Money Market Fund	Empower Government Money Market Fund	August 1, 2022
Great-West International Index Fund	Empower International Index Fund	August 1, 2022
Great-West International Value Fund	Empower International Value Fund	August 1, 2022
Great-West Large Cap Value Fund Investor II Class Fund	Empower Large Cap Value Fund Investor II Class Fund	August 1, 2022
Great-West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022
Great-West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great-West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great-West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022
Great-West S&P Mid Cap 400® Index Fund	Empower S&P Mid Cap 400® Index Fund	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases		Sales

Alger Small Cap Growth Portfolio, Class I-2	$-		$-
American Funds IS Global Small Capitalization Fund, Class 2	0	*	-
American Funds IS Growth Fund, Class 2	4,023		767
American Funds IS International Fund, Class 2	356		307
BNY Mellon Stock Index Fund, Initial Shares	12,741		3,089
DWS Core Equity VIP, Class A	2,808		518
DWS Small Cap Index VIP, Class A	1,986		658
Empower Aggressive Profile Fund, Investor Class	477		4,432
Empower Bond Index Fund, Investor Class	212		119
Empower Government Money Market Fund, Investor Class	12		26
Empower Moderate Profile Fund, Investor Class	3,395		615
Empower Moderately Aggressive Profile Fund, Investor Class	4,268		658
Empower Moderately Conservative Profile Fund, Investor Class	1,534		2,610
Fidelity VIP Contrafund Portfolio, Service Class 2	838		252
Fidelity VIP Mid Cap Portfolio, Service Class 2	1,102		398
Invesco Global Real Estate Fund, Series I	175		133
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	792		221
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	199		157
PIMCO Low Duration Portfolio, Admin Class	0	*	-
PIMCO Total Return Portfolio, Admin Class	3,307		736
Putnam VT Large Cap Value Fund, Class IA	8,197		1,470
Royce Capital Fund Micro Cap Portfolio, Service Class	-		-

* The Subaccount has dollars that round to less than one.

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Small Cap Growth Portfolio, Class I-2	-	-	-	-	-	-
American Funds IS Global Small Capitalization Fund, Class 2	-	-	-	-	-	-
American Funds IS Growth Fund, Class 2	-	16	(16)	-	15	(15)
American Funds IS International Fund, Class 2	-	21	(21)	-	20	(20)
BNY Mellon Stock Index Fund, Initial Shares	92	72	20	104	69	35
DWS Core Equity VIP, Class A	-	14	(14)	-	13	(13)
DWS Small Cap Index VIP, Class A	-	21	(21)	-	21	(21)
Empower Aggressive Profile Fund, Investor Class	-	287	(287)	-	267	(267)
Empower Bond Index Fund, Investor Class	-	9	(9)	-	8	(8)
Empower Government Money Market Fund, Investor Class	-	2	(2)	-	2	(2)
Empower Moderate Profile Fund, Investor Class	-	45	(45)	-	45	(45)
Empower Moderately Aggressive Profile Fund, Investor Class	162	46	116	168	46	122
Empower Moderately Conservative Profile Fund, Investor Class	60	204	(144)	68	203	(135)
Fidelity VIP Contrafund Portfolio, Service Class 2	-	4	(4)	-	4	(4)
Fidelity VIP Mid Cap Portfolio, Service Class 2	-	5	(5)	-	5	(5)
Invesco Global Real Estate Fund, Series I	-	4	(4)	-	3	(3)
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	-	8	(8)	-	8	(8)
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	-	4	(4)	-	4	(4)
PIMCO Low Duration Portfolio, Admin Class	-	-	-	-	-	-
PIMCO Total Return Portfolio, Admin Class	81	37	44	78	35	43
Putnam VT Large Cap Value Fund, Class IA	41	25	16	45	24	21
Royce Capital Fund Micro Cap Portfolio, Service Class	-	-	-	-	-	-
	-	-	-	-	-	-
Note: Units may not foot/crossfoot due to rounding

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received, assessed through a redemption of units, and recorded as Policy owners’ net payments within the Statements of Changes in Net Assets.	maximum charge of 10.0% of each premium received

Service Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50- $15 per Policy month

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted daily, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	A daily charge amounting to a per annum aggregate of 0.0% - 1.0% of the unit value of each Subaccount

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. If applicable, the charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. If applicable, the charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per partial withdrawal after the first partial withdrawal in the same Policy year

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. If applicable, the charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.02 - $83.33 per $1,000 of net amount at risk per month

Charge for Change of Death Benefit Option
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. If applicable, the charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	maximum charge of $100 per change

6.	FINANCIAL HIGHLIGHTS

The Company sold one variable life product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Policy owner’s account. The summaries may not reflect or directly equate to the Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Alger Small Cap Growth Portfolio, Class I-2
2023	0	*	$242.80	$0	*	0.00%	16.49%
2022	-		-	0	*	0.00%	0.00%
2021	-		-	0	*	0.00%	0.00%
2020	0	*	357.94	13		1.22%	67.15%
2019	0	*	212.76	8		0.00%	29.33%
American Century Investments VP Value Fund, Class I
2021	-		-	-		1.61%	0.00%
2020	0	*	51.13	14		2.53%	0.98%
2019	0	*	50.72	14		2.11%	27.03%
American Funds IS Global Small Capitalization Fund, Class 2
2023	0	*	21.36	0	*	0.00%	16.17%
2022	-		-	-		0.00%	(29.81)%
2021	-		-	-		0.00%	0.00%
2020	0	*	24.46	9		0.18%	29.73%
2019	0	*	18.87	7		0.16%	31.52%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Growth Fund, Class 2
2023	1	$57.53	$78	0.37%	38.48%
2022	1	41.55	57	0.32%	(29.94)%
2021	1	59.30	82	0.22%	21.99%
2020	1	48.61	68	0.35%	52.08%
2019	1	31.97	39	0.76%	30.77%
American Funds IS International Fund, Class 2
2023	2	15.88	28	1.33%	15.84%
2022	2	13.71	25	1.75%	(20.79)%
2021	2	17.30	32	2.44%	(1.51)%
2020	2	17.57	32	0.73%	13.98%
2019	2	15.42	24	1.48%	22.88%
BNY Mellon Stock Index Fund, Initial Shares
2023	4	48.20	196	1.43%	25.93%
2022	4	38.27	155	1.35%	(18.32)%
2021	4	46.86	188	1.17%	28.41%
2020	4	36.49	135	1.73%	18.01%
2019	4	30.92	113	1.73%	31.18%
DWS Core Equity VIP, Class A
2023	1	43.00	48	0.92%	25.57%
2022	1	34.25	39	0.80%	(15.53)%
2021	1	40.54	46	0.76%	25.29%
2020	1	32.36	38	1.47%	16.14%
2019	1	27.86	33	1.08%	30.30%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
DWS Small Cap Index VIP, Class A
2023	2		$34.47	$63		1.11%	16.76%
2022	2		29.52	54		0.91%	(20.64)%
2021	2		37.19	69		0.83%	14.51%
2020	2		32.48	61		1.20%	19.43%
2019	2		27.20	46		1.06%	25.22%
Empower Aggressive Profile Fund, Investor Class
2023	0	*	16.92	8		2.73%	16.94%
2022	1		14.47	11		1.47%	(15.17)%
2021	1		17.05	17		4.50%	19.51%
2020	2		14.27	32		1.71%	11.99%
2019	2		12.74	32		2.30%	26.10%
Empower Bond Index Fund, Investor Class
2023	1		14.58	11		2.02%	5.02%
2022	1		13.88	10		1.16%	(13.68)%
2021	1		16.08	12		1.04%	1.46%
Empower Core Bond Fund, Investor Class
2021	-		-	-		0.98%	0.00%
2020	1		16.97	11		2.80%	8.02%
2019	1		15.72	10		2.46%	9.19%
Empower Government Money Market Fund, Investor Class
2023	0	*	14.30	0	*	4.44%	4.54%
2022	0	*	13.68	0	*	1.19%	1.22%
2021	0	*	13.52	0	*	0.00%	0.05%
2020	0	*	13.51	0	*	0.29%	0.29%
2019	0	*	13.58	0	*	1.66%	1.75%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower International Value Fund, Investor Class
2020	1		$15.57	$20	1.10%	9.73%
2019	1		14.19	19	1.37%	22.06%
Empower Moderate Profile Fund, Investor Class
2023	5		14.58	73	3.57%	11.93%
2022	5		13.03	66	2.23%	(12.02)%
2021	5		14.81	75	3.42%	11.94%
2020	5		13.23	68	1.61%	11.25%
2019	5		11.89	62	2.01%	17.52%
Empower Moderately Aggressive Profile Fund, Investor Class
2023	2		15.34	38	2.33%	13.60%
2022	2		13.51	32	1.60%	(13.09)%
2021	2		15.54	34	4.38%	14.27%
2020	3		13.60	40	2.25%	11.75%
2019	3		12.17	34	1.67%	20.35%
Empower Moderately Conservative Profile Fund, Investor Class
2023	1		13.55	15	3.07%	9.90%
2022	1		12.33	15	1.69%	(10.82)%
2021	1		13.83	19	3.00%	9.14%
2020	1		12.67	19	1.34%	9.57%
2019	2		11.56	18	1.92%	14.45%
Fidelity VIP Contrafund Portfolio, Service Class 2
2023	0	*	69.92	24	0.27%	33.12%
2022	0	*	52.52	18	0.27%	(26.49)%
2021	0	*	71.45	25	0.05%	27.52%
2020	1		56.03	49	0.08%	30.23%
2019	1		43.02	38	0.22%	31.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Mid Cap Portfolio, Service Class 2
2023	0	*	$83.41	$36	0.39%	14.80%
2022	0	*	72.65	32	0.27%	(14.97)%
2021	0	*	85.44	38	0.37%	25.31%
2020	0	*	68.18	30	0.44%	17.87%
2019	0	*	57.85	26	0.69%	23.17%
Invesco Global Real Estate Fund, Series I
2023	0	*	41.00	13	1.50%	9.05%
2022	0	*	37.59	12	2.91%	(24.94)%
2021	0	*	50.08	16	2.50%	25.71%
2020	0	*	39.84	18	5.43%	(12.32)%
2019	0	*	45.39	18	4.60%	23.00%
Invesco V.I. Main Street Mid Cap Fund
2020	444		30.84	14	0.80%	9.25%
2019	0	*	28.24	13	0.51%	25.28%
Janus Aspen Series Janus Henderson Flexible Bond Portfolio
2023	1		28.78	19	4.29%	5.50%
2022	1		27.28	18	2.49%	(13.66)%
2021	1		31.60	21	2.04%	(0.89)%
2020	1		31.88	22	3.16%	10.48%
2019	1		28.85	20	3.34%	9.57%
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
2023	0	*	42.04	13	1.53%	10.87%
2022	0	*	37.92	12	1.78%	(8.60)%
2021	0	*	41.49	14	1.16%	13.60%
2020	0	*	36.52	12	1.50%	16.30%
2019	0	*	31.41	11	1.93%	27.02%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
PIMCO High Yield Portfolio, Admin Class
2021	-		$-	$-		4.35%	0.00%
2020	0	*	28.43	12		5.27%	5.74%
2019	0	*	26.91	12		4.93%	14.72%
PIMCO Low Duration Portfolio, Admin Class
2023	0	*	15.94	0	*	1.96%	4.97%
2022	0	*	15.18	0	*	0.64%	(5.65)%
2021	-		-	-		0.45%	0.00%
2020	1		16.26	10		1.30%	2.99%
2019	1		15.79	10		2.76%	4.03%
PIMCO Total Return Portfolio, Admin Class
2023	2		20.62	50		3.57%	5.93%
2022	2		19.47	47		2.62%	(14.30)%
2021	2		22.72	53		1.82%	(1.28)%
2020	2		23.01	55		2.31%	8.65%
2019	2		21.17	45		3.00%	8.35%
Putnam VT Large Cap Value Fund, Class IA
2023	1		65.51	84		2.16%	15.92%
2022	1		56.51	72		1.64%	(2.87)%
2021	1		58.18	73		1.36%	27.61%
2020	1		45.59	58		2.06%	6.06%
2019	1		42.97	53		2.16%	30.73%
Royce Capital Fund Micro Cap Portfolio, Service Class
2023	0	*	23.43	0	*	0.00%	18.56%
2022	0	*	19.76	0	*	0.00%	(23.40)%
VanEck VIP Global Resources Fund, Class I
2020	0	*	53.50	4		1.03%	19.11%
2019	0	*	45.03	4		0.00%	11.87%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.